Trade and Other Receivables - Other net receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TRADE AND OTHER RECEIVABLES
Receivables from employees, Current	$ 16,323	$ 14,962	$ 15,845
Advances to suppliers and creditors, Current	17,154	16,590	44,858
Insurance receivable, current	70,986	2,001
Other receivables for - deposits in transit and other, current	21,698	14,755	11,017
Other, Current	6,915	3,947	4,491
Other receivables, Current	133,076	52,255	76,211
Receivables from employees, Non-current	3,107	3,756	2,430
Advances to suppliers and creditors, Non-current		519	588
Other, Non-current	1,714	574	975
Other receivables, Non-current	4,821	$ 4,849	$ 3,993
Generation segment
TRADE AND OTHER RECEIVABLES
Insurance receivable, current	55,553
Distribution segment
TRADE AND OTHER RECEIVABLES
Insurance receivable, current	$ 15,433